Unaudited condensed quarterly financial data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 352.0	$ 487.4	$ 441.0	$ 439.7	$ 336.8	$ 351.7	$ 441.8	$ 327.5	$ 1,720.1	$ 1,457.8	$ 1,134.1
Total expenses	506.0	498.7	430.7	318.4	482.3	386.3	292.4	273.1	1,753.8	1,434.1	1,244.0
Net (loss) attributable to Sirius Group's common shareholders	$ (137.3)	$ (2.7)	$ 6.6	$ 95.3	$ (153.6)	$ (28.0)	$ 97.8	$ 40.5	$ (38.1)	$ (43.3)	$ (156.1)
Basic earnings per common share and common share equivalent (in dollars per share)	$ (1.19)	$ (0.02)	$ 0.05	$ 0.75	$ (1.31)	$ (0.23)	$ 0.78	$ 0.32	$ (0.33)	$ (0.36)	$ (1.30)
Diluted earnings per common share and common share equivalent (in dollars per share)	$ (1.19)	$ (0.06)	$ 0.05	$ 0.74	$ (1.31)	$ (0.23)	$ 0.78	$ 0.32	$ (0.37)	$ (0.36)	$ (1.30)